UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Jess S. Morgan & Co., Inc.
Address: 16830 Ventura Blvd., Suite 411

         Encino, CA  91436-1720

13F File Number:  28-11862

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Gary Levenstein
Title:     President, Investment Division
Phone:     818-783-2409

Signature, Place, and Date of Signing:

     Gary Levenstein     Encino, CA     April 07, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     41

Form13F Information Table Value Total:     $107,247 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADOLOR CORP                    COM              00724x102      357    15000 SH       SOLE                    15000        0        0
AMERICAN INTL GROUP INC        COM              026874107     3399    51431 SH       SOLE                    51431        0        0
AMGEN INC                      COM              031162100     4117    56593 SH       SOLE                    56593        0        0
APPLE COMPUTER INC             COM              037833100     2461    39230 SH       SOLE                    39230        0        0
APPLIED MATLS INC              COM              038222105     2464   140695 SH       SOLE                   140695        0        0
BED BATH & BEYOND INC          COM              075896100     2484    64690 SH       SOLE                    64690        0        0
BROADCOM CORP                  CL A             111320107     3819    88489 SH       SOLE                    88489        0        0
CHEESECAKE FACTORY INC         COM              163072101     4052   108202 SH       SOLE                   108202        0        0
CISCO SYS INC                  COM              17275R102     3634   167705 SH       SOLE                   167705        0        0
CITIGROUP INC                  COM              172967101     2972    62928 SH       SOLE                    62928        0        0
COLGATE PALMOLIVE CO           COM              194162103     3066    53690 SH       SOLE                    53690        0        0
DELL INC                       COM              24702r101     2661    89425 SH       SOLE                    89425        0        0
ELITE PHARMACEUTICALS INC      CL A NEW         28659T200     1318   529304 SH       SOLE                   529304        0        0
ENDEAVOUR INTL CORP            COM              29259g101     1998   686500 SH       SOLE                   686500        0        0
FAMOUS DAVES AMER INC          COM              307068106     4317   330580 SH       SOLE                   330580        0        0
GENERAL ELECTRIC CO            COM              369604103     3474    99880 SH       SOLE                    99880        0        0
INDIA FD INC                   COM              454089103     4264    84443 SH       SOLE                    84443        0        0
INTERNATIONAL DISPLAYWORKS I   COM              459412102     2043   311900 SH       SOLE                   311900        0        0
JACK IN THE BOX INC            COM              466367109      294     6750 SH       SOLE                     6750        0        0
JETBLUE AWYS CORP              COM              477143101     2491   232330 SH       SOLE                   232330        0        0
JOHNSON & JOHNSON              COM              478160104     3917    66135 SH       SOLE                    66135        0        0
KONA GRILL INC                 COM              50047h201     3000   269050 SH       SOLE                   269050        0        0
LINEAR TECHNOLOGY CORP         COM              535678106     3271    93245 SH       SOLE                    93245        0        0
MATHSTAR INC                   COM              576801203       16     3333 SH       SOLE                     3333        0        0
MATHSTAR INC                   COM              576801203       38     8125 SH       SOLE                     8125        0        0
MATHSTAR INC                   COM              576801203     1154   223215 SH       SOLE                   223215        0        0
MATHSTAR INC                   COM              576801203      304    65271 SH       SOLE                    65271        0        0
MEDTRONIC INC                  COM              585055106     3326    65538 SH       SOLE                    65538        0        0
NETWOLVES CORP                 COM              64120V102      127   373987 SH       SOLE                   373987        0        0
PEPSICO INC                    COM              713448108     2928    50670 SH       SOLE                    50670        0        0
PROCTER & GAMBLE CO            COM              742718109     2920    50672 SH       SOLE                    50672        0        0
SOUTHWEST AIRLS CO             COM              844741108     3883   215815 SH       SOLE                   215815        0        0
SYSCO CORP                     COM              871829107     3123    97450 SH       SOLE                    97450        0        0
TEMPLETON DRAGON FD INC        COM              88018t101     4236   195830 SH       SOLE                   195830        0        0
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209     2505    60820 SH       SOLE                    60820        0        0
TIME WARNER INC                COM              887317105     3063   182410 SH       SOLE                   182410        0        0
TURKISH INVT FD INC            COM              900145103     2448    96200 SH       SOLE                    96200        0        0
VERIFONE HLDGS INC             COM              92342Y109     2422    79945 SH       SOLE                    79945        0        0
VISION-SCIENCES INC DEL        COM              927912105     1418   810221 SH       SOLE                   810221        0        0
VITAL IMAGES INC               COM              92846N104     4199   123205 SH       SOLE                   123205        0        0
ZIMMER HLDGS INC               COM              98956P102     3264    48284 SH       SOLE                    48284        0        0